Related parties (Tables)	12 Months Ended
Jun. 30, 2023
Related parties
Schedule of key management remuneration

Executive directors’ remuneration and benefits

	FR Grobler		VD Kahla[3]		HA Rossouw[4]		P Victor[5]
	2023	2022	2023	2022	2023	2022	2023	2022
Executive Directors	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
Salary	13 117	11 328	7 762	7 301	7 468	1 737	—	8 351
Risk and Retirement funding	—	—	380	373	844	196	—	391
Vehicle benefit	—	—	—	—	—	—	—	100
Healthcare	143	117	114	108	—	—	—	56
Vehicle insurance fringe benefit	6	6	6	6	—	—	—	6
Security benefits	18	30	507	515	—	—	—	—
Other benefits	20	5	122	1	25	8 001	—	1 998
Total salary and benefits	13 304	11 486	8 891	8 304	8 337	9 934	—	10 902
Annual short-term incentive[1]	10 364	10 008	4 242	5 272	5 060	—	—	7 411
Long-term incentive gains[2]	17 028	21 451	14 681	9 399	—	—	—	—
Total annual remuneration	40 696	42 945	27 814	22 975	13 397	9 934	—	18 313

1	Short-term incentives approved based on the Group results for FY23 and payable in FY24. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2023 x Group and BU STI achievement (as appropriate) x Individual Performance Achievement.
2	Long-term incentives for 2023 represent the annual award made on 4 December 2020 and Mr Kahla's on-appointment award, in terms of his appointment as an executive director, made on 6 October 2020. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (67,34%) x June 2023 average share price. The vesting date is during FY24, 3 years after the award date in FY21, subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released on 4 December 2023 and the balance on 4 December 2025, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Other benefits for Mr Kahla include the private use of the Company owned accommodation in London (R121 255) on which fringe benefit tax was charged and paid by Mr Kahla.
4	The 2022 disclosed earnings of Mr Rossouw are for the period 4 April to 30 June 2022, in the position of Chief Financial Officer (CFO) designate. From 1 July 2022 Mr Rossouw was appointed as CFO.

35	Related party transactions continued

35.2Key management remuneration continued

Other benefits for Mr Rossouw in 2022 include a buy-out payment of R8 000 000, tied to a retention period of twenty-four months from date of payment, as compensation for incentives forfeited upon resigning from his previous employer.

Executive directors’ unvested LTI holdings (number & intrinsic value) for 2023

	FR Grobler		VD Kahla		HA Rossouw
		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]
Executive Directors		R'000		R'000		R'000
Balance at beginning of the year	313 344	116 464	184 205	68 465	—	—
Awards granted[2]	57 976	17 407	28 728	8 625	—	—
Change in value[1]	—	(43 725)	—	(25 774)	—	(4 531)
Effect of corporate performance targets	(45 494)	(13 081)	(19 934)	(5 732)	—	—
Dividend equivalents	3 025	870	1 391	400	—	—
Awards settled[3]	(32 156)	(8 728)	(15 519)	(4 261)	—	—
Effect of changes in Executive Directors[4]	—	—	—	—	32 734	12 167
Balance at the end of the year	296 695	69 207	178 871	41 723	32 734	7 636
1	Change in intrinsic value for the year results from changes in share price. Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2023 R233,26

30 June 2022 R371,68

2	LTIs granted on 10 November 2022.
3	LTIs settled represent long-term incentives that vested with reference to the Group results for 2022 that was settled in the 2023 financial year. Difference between the long-term incentive gains disclosed in 2022 and the amount settled in 2023 is due to difference in actual share price at vesting date and the share price at date of disclosure. 50% of the award that vested in 2023 is still subject to a continued employment period of two years.
4	Mr Rossouw was appointed as CFO and Executive Director on 1 July 2022.

Prescribed Officers’ remuneration and benefits

	S Baloyi[3]		HC Brand[4]		BE Klingenberg[5]		BP Mabelane[6]
	2023	2022	2023	2022	2023	2022	2023	2022
Prescribed Officers	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
Salary	4 773	956	5 088	4 704	—	6 647	7 778	7 317
Risk and Retirement funding	1 017	215	1 492	1 487	—	2 074	380	372
Vehicle benefit	300	75	234	234	—	212	—	—
Healthcare	126	29	101	92	—	136	60	56
Vehicle insurance fringe benefit	6	2	6	6	—	6	—	—
Security benefits	—	—	—	6	—	200	—	—
Other benefits	173	332	2 525	4	—	7	1 008	5 004
Total salary and benefits	6 395	1 609	9 446	6 533	—	9 282	9 226	12 749
Annual short-term incentive[1]	3 672	2 494	3 553	4 415	—	4 390	4 227	5 389
Long-term incentive gains[2]	4 103	3 687	6 045	13 169	—	9 912	15 876	—
Total annual remuneration	14 170	7 790	19 044	24 117	—	23 584	29 329	18 138
1	Short-term incentives approved based on the Group results for FY23 and payable in FY24. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2023 x Group and BU STI achievement (as appropriate) x Individual Performance Achievement.
2	Long-term incentives for 2023 represent the annual award made on 4 December 2020 and Ms Mabelane's on-appoinment award made on 6 October 2020. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (67,34)% x June 2023 average share price. The vesting date is during FY24, 3 years after the award date in FY21, subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released on 4 December 2023 and the balance on 4 December 2025, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Other benefits for Mr Baloyi include the taxation gross up of the relocation allowance paid in terms of the Sasol Relocation policy, in the previous financial year and R150 000 toward reimbursement of property transfer fees per relocation policy.
4	Mr Brand retired on 30 June 2023. Other Benefits include a R2 516 801 accumulated leave encashment, paid out in terms of his employment agreement.
5	Mr Klingenberg resigned as member of the GEC on 31 March 2022 but remained in service until 31 August 2022. In the interest of transparency his 2022 remuneration was disclosed for the full financial year.
6	Other benefits for Ms Mabelane include her subsidised business transport (R6 427) and the final payment of her sign-on/buy-out award partially compensating for the loss of incentives and shares when she resigned from her previous employer (R1 000 000).

Other benefits for Ms Mabelane in 2022 include her subsidised business transport (R2 150), sign-on/buy-out award partially compensating for the loss of incentives and shares when she resigned from her previous employer (R5 000 000).

35	Related party transactions continued

35.2Key management remuneration continued

	CK Mokoena		CF Rademan[3]		BV Griffith⁴
	2023	2022	2023	2022	2023	2022
Prescribed Officers	R'000	R'000	R'000	R'000	R'000	R'000
Salary	6 283	5 927	6 753	2 027	11 023	8 745
Risk and Retirement funding	357	350	—	—	812	618
Healthcare	143	115	—	—	365	314
Security benefits	12	9	—	—	—	—
Other benefits	3	2	2	1 500	546	409
Total salary and benefits	6 798	6 403	6 755	3 527	12 746	10 086
Annual short-term incentive[1]	3 380	3 740	3 200	1 503	6 087	6 418
Long-term incentive gains[2]	5 929	6 985	—	—	7 169	11 940
Total annual remuneration	16 107	17 128	9 955	5 030	26 002	28 444
1

Short-term incentives approved based on the Group results for FY23 and payable in FY24. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2023 x Group and BU STI achievement (as appropriate) x BU achievement x Individual performance achievement.

2

Long-term incentives for 2023 represent the annual award made on 4 December 2020. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (67,34)% x June 2023 average share price. The vesting date is during FY24, 3 years after the award date in FY21, subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released on 4 December 2023 and the balance on 4 December 2025, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.

3	Other benefits for Mr Rademan in 2022 include a sign-on payment of R1 500 000 compensating for the incentive which he would have received from his previous employer if he did not resign.
4

Mr Griffith is appointed in the USA. Dollar denominated salary and benefits have been converted to ZAR using the monthly average of daily closing exchange rates. ZAR/USD depreciation contributes to increase in year-on-year totals.

Prescribed Officers’ unvested LTI holdings (number & intrinsic value) for 2023

	S Baloyi		HC Brand[4]		BP Mabelane
		Intrinsic		Intrinsic		Intrinsic
		value[1]		value[1]		value[1]
Prescribed Officers	Number	R'000	Number	R'000	Number	R'000
Balance at beginning of the year	52 040	19 342	139 064	51 687	120 403	44 751
Awards granted[2]	10 681	3 207	24 060	7 224	28 595	8 585
Change in value[1]	—	(7 393)	—	(18 589)	—	(18 581)
Effect of corporate performance targets	(1 943)	(559)	(23 152)	(6 657)	—	—
Dividend equivalents	448	129	1 860	535	—	—
Awards settled[3]	(6 463)	(1 952)	(23 346)	(6 562)	—	—
Awards forfeited[4]	—	—	(24 060)	(5 612)	—	—
Effect of changes in Prescribed Officers[4]	—	—	(94 426)	(22 026)	—	—
Balance at the end of the year	54 763	12 774	—	—	148 998	34 755
1	Change in intrinsic value for the year results from changes in share price. Intrinsic values at the beginning and end of the year have been determined using the closing price of:
35	Related party transactions continued

35.2Key management remuneration continued

30 June 2023 R233,26 ($12,38)

30 June 2022 R371,68 ($23,06)

2	LTIs granted on 10 November 2022.
3	LTIs settled represent long-term incentives that vested with reference to the Group results for 2022 that was settled in the 2023 financial year. Difference between the long-term incentive gains disclosed in 2022 and the amount settled in 2023 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	Mr Brand retired effective 30 June 2023. In terms of the 2022 LTI Plan rules, his 10 November 2022 award lapsed on 30 June 2023 as retirement was within 270 days of the award date. The balance of unvested awards at 30 June 2023 is 94 426 with an intrinsic value of R22 025 809.

Prescribed Officers' unvested LTI holdings (number & intrinsic value) for 2023

	CK Mokoena		BV Griffith
	Number	Intrinsic value[1]		Intrinsic value[1]
Prescribed Officers		R'000	Number	US$'000
Balance at beginning of the year	113 178	42 066	144 426	3 330
Awards granted[2]	23 598	7 085	37 603	654
Change in value[1]	—	(16 069)	—	(1 588)
Effect of corporate performance targets	(14 815)	(4 260)	(14 043)	(228)
Dividend equivalents	1 001	288	1 389	23
Awards settled[3]	(10 836)	(2 955)	(22 513)	(373)
Balance at the end of the year	112 126	26 155	146 862	1 818
1	Change in intrinsic value for the year results from changes in share price. Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2023 R233,26 ($12,38)

30 June 2022 R371,68 ($23,06)

2	LTIs granted on 10 November 2022.
3	LTIs settled represent long-term incentives that vested with reference to the Group results for 2022 that was settled in the 2023 financial year. Difference between the long-term incentive gains disclosed in 2022 and the amount settled in 2023 is due to difference in actual share price at vesting date and the share price at date of disclosure.

The total IFRS2 charge for LTIs awarded to the Executive Directors and the Prescribed Officers in 2023 amounted to R29 million (2022: R14 million) and R45 million (2022: R32 million).

Non-executive Directors’ remuneration

				Ad Hoc or
		Lead inde-		special
	Board	pendent		purpose
	meeting	Director	Committee	board			Total	Total
	fees1 2 3	fees1 2	fees1 2 3	committee	VAT	Other	2023[4]	2022
Non-executive Directors	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
SA Nkosi (Chairman)	4 394	—	—	—	659	—	5 053	5 127
S Westwell (Lead Independent Director)	2 194	878	1 408	—	—	—	4 480	3 913
MJ Cuambe[5]	1 829	—	658	—	373	—	2 860	2 577
MBN Dube[5]	2 194	—	969	—	—	—	3 163	2 701
M Flöel	2 194	—	795	—	—	—	2 989	2 494
K Harper[6]	2 194	—	439	—	—	—	2 633	1 996
GMB Kennealy	1 542	—	833	—	356	—	2 731	2 473
NNA Matyumza	1 542	—	493	—	305	—	2 340	2 226
MEK Nkeli	1 542	—	678	—	333	—	2 553	2 405
A Schierenbeck[7]	1 152	—	141	—	—	—	1 293	—
S Subramoney	1 542	—	493	—	305	—	2 340	2 181
C Beggs[8]	—	—	—	—	—	—	—	372
ZM Mkhize[8]	—	—	—	—	—	—	—	795
PJ Robertson[8]	—	—	—	—	—	—	—	1 146
Total	22 319	878	6 907	—	2 331	—	32 435	30 406

1	Fees for Q3 and Q4 were adjusted with inflation as per the approved AGM resolution at the November 2021 AGM.
2	Fees exclude VAT.
3	Board and Committee fees are based in USD, thus impacted by USD/ZAR foreign exchange rates at date of payment for resident non-executive directors. For Non-executive directors permanently residing outside of the UK, Europe and North America, effective 1 January 2023, the exchange rate was fixed for the following 12 month period, using the average exchange rate from 1 July 2021 to December 2022. A cost-of-living factor between jurisdictions, account for differences in fees.
4	As the fees are based in USD, the ZAR value of the Non executive director fees increased from FY22 to FY23, mainly due to the CPI increase and significant devaluation of the Rand.
5	Mr Cuambe was appointed to the Remuneration Committee effective 19 November 2021 and Ms Dube to the Nomination Governance committee effective 1 October 2021.
6	In addition to the CPI and exchange rate increase, Ms Harper received the reduced 2018 approved directors fees for Q1 and Q2 of FY22 as she was appointed to the Board after 2018, compared to her peers who remained on the approved 2016 fee (where their fees were higher than those approved in 2018).
7	Mr A Schierenbeck was appointed effective 1 January 2023.
8	Mr C Beggs retired effective 31 August 2021. Messrs ZM Mkhize and PJ Robertson retired from the Board effective 19 November 2021.